Intangible Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 06, 2023
Intangible Assets [Line Items]
Capitalization rate	17.00%
Development of amortization costs	$ 43,267,013
Impairment expense recognized	5,791,439
Carrying amount of assets	$ 5,791,439
Discount rate based on estimated weighted average cost of capital	33.65%
Development costs	$ 3,703,920
Related transactions costs	798,778
Amortization related to specific license	224,873
Capitalization rate		16.00%	21.00%
Amortization development	31,560,716
Assets carrying amount	7,975,234			$ 1,424,196
Recoverable amount	(2,233,781)
Carrying value	(32,466,050)
impairment loss	$ 30,232,269
Discount interest rate	27.50%
Development Cost [Member]
Intangible Assets [Line Items]
Amortization development	$ 49,695,492
Automotive Software [Member]
Intangible Assets [Line Items]
Impairment expense		$ 38,207,503
Licenses [Member]
Intangible Assets [Line Items]
Components of technology projects	1,424,196
Amortization related to specific license	$ 224,873